Inst | Fidelity Convertible Securities Fund
Fund Summary Fund/Class: Fidelity® Convertible Securities Fund/Fidelity Advisor® Convertible Securities Fund Institutional
Investment Objective
The fund seeks a high level of total return through a combination of current income and capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Inst Fidelity Convertible Securities Fund Institutional Class
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Inst Fidelity Convertible Securities Fund Institutional Class
Management fee	[1]	0.38%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.27%
Total annual operating expenses		0.65%
[1]	(fluctuates based on the fund's performance relative to a securities market index)

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Fidelity Convertible Securities Fund Institutional Class
1 year	66
3 years	208
5 years	362
10 years	810

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in convertible securities, which are often lower-quality debt securities and perform more like a stock when the underlying share price is high and more like a bond when the underlying share price is low.
  Potentially investing in other types of securities, including common stocks.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	11.16%	December 31, 2010
Lowest Quarter Return	-16.99%	September 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Fidelity Convertible Securities Fund Inst	Past 1 year	Life of class		Inception Date
Return Before Taxes Institutional Class	(7.33%)	27.64%	[1]	Feb. 19, 2009
Return After Taxes on Distributions Institutional Class	(7.78%)	26.54%	[1]	Feb. 19, 2009
Return After Taxes on Distributions and Sale of Fund Shares Institutional Class	(4.13%)	23.79%	[1]	Feb. 19, 2009
The BofA Merrill Lynch℠ US Convertibles Index (reflects no deduction for fees, expenses, or taxes)	(5.18%)	20.01%	[1]	Feb. 19, 2009
[1]	From February 19, 2009.